CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Cash flows from operating activities:
Net loss	$ (8,575)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	882
Non-cash lease expenses and amortization	310
Stock-based compensation	1,534
Change in fair value and financing cost of convertible promissory notes	337
Change in fair value of convertible promissory notes - related parties	1,407
Change in fair value of warrant liability	106
Loss on disposal of property and equipment	9
Unrealized foreign exchange loss	487
Changes in operating assets and liabilities:
Receivables under collaboration agreements	(2,208)
Prepaid expenses and other current assets	(306)
Other non-current assets	120
Accounts payable	(174)
Accrued expenses	271
Operating lease liabilities	(320)
Net cash used in operating activities	(6,120)
Cash flows from investing activities:
Property and equipment expenditures	(482)
Advances on property and equipment	(5)
Net cash used in investing activities	(487)
Cash flows from financing activities:
Proceeds from stock option exercises	90
Deferred transaction costs paid	(1,051)
Financing costs related to issuance of convertible promissory notes	(37)
Proceeds from convertible promissory notes	4,300
Net cash provided by financing activities	3,302
Effects of exchange rate change on cash, cash equivalents and restricted cash	(134)
Net Change in Cash	(3,439)
Beginning cash, cash equivalents and restricted cash	29,772
Ending cash, cash equivalents and restricted cash	26,333
Non-cash investing and financing activities:
Deferred transaction costs included in accounts payable and accrued expenses	$ 1,723